SCHEDULES OF CONCENTRATION OF RISK, BY RISK FACTOR (Details) - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk	64.00%
Customer A [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable
Customer B [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk	18.00%	4.00%
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable
Customer C [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk	4.00%	87.00%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable